SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2019
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Amount of the transactions of the period ended
Party	Transaction type	12/31/2019	12/31/2018
Joint ventures and associates	Sales and services	3,614,799	2,221,306
Joint ventures and associates	Purchases of goods and services	(13,910,670)	(10,939,567)
Joint ventures and associates	Equity contributions	250,000	518,865
Joint ventures and associates	Net loans granted / (cancelled)	—	(6,410,011)
Joint ventures	Interest gain	—	42,202
Key management personnel	Salaries, social security benefits and other benefits	(3,840,825)	(1,670,232)
Key management personnel	Loans granted	—	499,867
Key management personnel	Interest gain	23,537	1,459
Shareholders and other related parties	Sales of goods and services	323,159	1,366,014
Shareholders and other related parties	Purchases of goods and services	(213,874)	(253,639)
Shareholders and other related parties	Net loans granted/(cancelled)	—	404,459
Shareholders and other related parties	Interest gain	—	18,238
Shareholders and other related parties	In-kind contributions (Note 5.6)	588,857	—
Parent company	Interest gain/(lost)	391,537	—
Parent company	Purchases of goods and services	(95)	(56,514)
Total		(12,773,575)	(14,257,553)

		Amounts receivable from related parties
Party	Transaction type	12/31/2019	06/30/2019
Parent company	Trade debtors	439,140	440,268
Shareholders and other related parties	Trade receivables	250,438	467,743
Shareholders and other related parties	Allowance for impairment	(30,236)	(75,596)
Other receivables - Other related parties	Other receivables	2,516	10,971
Joint ventures and associates	Trade debtors	1,260,427	2,369
Joint ventures and associates	Other receivables	485,156	250,783
Total		2,407,441	1,096,538

		Amounts payable to related parties
Party	Transaction type	12/31/2019	06/30/2019
Parent company	Trade creditors	(99,037)	(1,568,036)
Parents companies and related parties to Parents	Net loans payables	(17,850,542)	(17,757,907)
Parent company	Consideration payment Semya acquisition	(575,604)	(575,604)
Key management personnel	Salaries, social security benefits and other benefits	(2,039,168)	(2,312,253)
Shareholders and other related parties	Trade and other payables	(1,657,580)	(1,796,932)
Joint ventures and associates	Trade and other payables	(13,949,951)	(4,805,149)
Total		(36,171,882)	(28,815,881)